STOCK-BASED COMPENSATION - Additional information (Details) $ / shares in Units, ¥ in Thousands							1 Months Ended	7 Months Ended	12 Months Ended
	Apr. 14, 2021 $ / shares shares	Jan. 02, 2020 $ / shares shares	Jan. 02, 2019 $ / shares shares	Sep. 01, 2018 $ / shares	Jun. 01, 2018 $ / shares	Mar. 01, 2018 $ / shares	Jan. 31, 2014 $ / shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									0 years	0 years	3 months 3 days
Share-based compensation expense									¥ 10,952	$ 1,688,000	¥ 13,161	¥ 12,188
Aggregate intrinsic value | $													$ 219,000	$ 344,000
Treasury stock									14,386	14,386
Employees
Sale of treasury stock (in shares)									30,000	30,000
Share-based compensation expense | ¥									¥ 1,595
Decrease in treasury stock value | ¥									7,212
Cost of treasury stocks | ¥									¥ 4,223
Tranche 9 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 10 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 11 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 12 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 13 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 14 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 15 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 16 [Member]
Number of options granted			36,000						0	0	0
Exercise price (USD) | $ / shares			$ 5.19							$ 0
Tranche 17 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares		$ 5.3								$ 0
Tranche 18 [Member]
Number of options granted	160,000								0	0	0
Exercise price (USD) | $ / shares	$ 13.99									$ 0
Tranche 19 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 20 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
Tranche 21 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares										$ 0
2005 Performance Equity Plan [Member] | Tranche 5 [Member] | After Adjustment Awards [Member]
Exercise price (USD) | $ / shares										$ 20.7
2005 Performance Equity Plan [Member] | Tranche 9 [Member] | After Adjustment Awards [Member]
Exercise price (USD) | $ / shares							$ 5.19
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									33,000		33,000		33,000	33,000
Restricted Stock [Member]
Number of options granted									320,000	320,000
Share-based compensation expense | ¥											¥ 11,566	0
Restricted Stock [Member] | Board of Directors Chairman [Member]
Number of options granted								22,500
Exercise price (USD) | $ / shares				$ 6.6	$ 7.2	$ 8.6
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | $								$ 167,925
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									284,370		247,300		284,370	247,300
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | ¥									¥ 0		¥ 0
2014 Performance Equity Plan [Member] | Tranche 17 [Member]
Number of options granted		38,000
Share-based Payment Arrangement, Option [Member]
Share-based compensation expense | ¥									¥ 10,952		¥ 658	¥ 904
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period									5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year	1 year
Minimum [Member] | After Adjustment Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period									5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year	1 year
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period									10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									5 years	5 years
Maximum [Member] | After Adjustment Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period									10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									10 years	10 years